Trade and other receivables - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Trade And Other Receivable [Line Items]
Trade receivables, term	30 days
Maximum
Trade And Other Receivable [Line Items]
Trade receivables, term	90 days
Sub161 Pty Limited
Trade And Other Receivable [Line Items]
Loan converted into secured loan note		$ 3.6